Subsequent Events - Additional Information (Detail) $ / shares in Units, $ in Thousands, ¥ in Millions									1 Months Ended		12 Months Ended
	Jan. 17, 2018 shares	Jan. 12, 2018 $ / shares	Nov. 28, 2017 $ / shares	Oct. 16, 2017 USD ($)	Oct. 16, 2017 CNY (¥)	Dec. 03, 2016 shares	Dec. 03, 2015 shares	Jan. 12, 2015 shares	Dec. 31, 2017 USD ($) m²	Dec. 31, 2017 CNY (¥)	Sep. 30, 2017 $ / shares shares	Sep. 30, 2016 $ / shares shares	Sep. 30, 2015 $ / shares shares	Dec. 31, 2017 CNY (¥) m²	Nov. 30, 2017 USD ($)	Nov. 30, 2017 CNY (¥)
Subsequent Event [Line Items]
Dividends payable, amount per share | $ / shares											$ 0.1125	$ 0.2250	$ 0.2000
Nonvested restricted shares granted | shares								542,372			125,000	125,000	667,372
Vesting period								4 years
Non Vested Restricted Stock Awards
Subsequent Event [Line Items]
Nonvested restricted shares granted | shares						125,000	125,000
Subsequent Event
Subsequent Event [Line Items]
Dividends payable, date declared			Nov. 28, 2017
Dividends payable, amount per share | $ / shares			$ 0.1125
Dividends payable, date of record			Jan. 12, 2018
Ordinary shares		Four ordinary shares
Cash dividend per ordinary share | $ / shares		$ 0.45
Square meters of office space | m²									15,800					15,800
Letter of intent									$ 14,920					¥ 99.3
Subsequent Event | Chongqing Moses Robots Co. Ltd
Subsequent Event [Line Items]
Equity method investment, ownership percentage															10.00%	10.00%
Equity method investment															$ 1,503	¥ 10.0
Subsequent Event | Beijing Taixing #1 Investment Management Centre (LP)
Subsequent Event [Line Items]
Percentage of partnership interest									40.00%	40.00%
Proceeds from limited partnership investments									$ 1,503	¥ 10.0
Subsequent Event | Non Vested Restricted Stock Awards
Subsequent Event [Line Items]
Nonvested restricted shares granted | shares	343,600
Vesting period	2 years
Subsequent Event | Jiangsu Zhengbao Asset Financial Advisory Co. Ltd
Subsequent Event [Line Items]
Acquisition percentage				80.00%	80.00%
Purchase consideration				$ 6,012	¥ 40.0
Subsequent Event | Beijing teacheredu.cn Science & Technology Co., Ltd
Subsequent Event [Line Items]
Equity method investment, ownership percentage									14.545%					14.545%
Equity method investment									$ 12,024					¥ 80.0